Shareholder Report, Holdings (Details) - Grizzle Growth ETF	Jul. 31, 2024
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ASML Holding NV - NYRS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Airbnb, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%